Consolidated Statements of Comprehensive Income (Loss) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net earnings	21,946	27,302
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax of $560 and ($Nil), respectively (notes 1(v), 9 and 24(c))	(7,829)	4,272
Change in fair value of cash flow hedge, net of tax of $1,715 and $Nil, respectively (note 24(b) and (ii))	3,593
Change in unrealized pension and other post-retirement expense, net of tax of $1,653 and $Nil, respectively (note 11)	(2,453)	(48)
Other comprehensive income (loss), net of tax	(6,689)	4,224
Comprehensive income	15,257	31,526
Comprehensive income attributable to the non-controlling interest	9,083	4,810
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	6,174	26,716